PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about additions of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Total additions (including right-of-use lease assets)	$ 38,778	$ 5,763
Additions related to business combinations	(25,608)	0
Net change in deferred charges and deposits related to purchases of property, plant and equipment	3,798	258
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	54	94
Purchase of property, plant and equipment	17,022	4,731
RIGHT-OF-USE ASSETS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions related to right-of-use lease assets	$ 0	$ (1,384)